Government Grants	12 Months Ended
Dec. 31, 2025
Government grants [Abstract]
Government Grants	Government Grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2025 and 2024:

(in millions)	December 31, 2025	December 31, 2024
Beginning balance	$327	$360
Received/receivable during the period	31	34
Released to the consolidated statements of operations	(97)	(67)
Ending balance	$261	$327

Current	59	92
Non-current	202	235
Total	$261	$327
Government grants were recognized in the consolidated statements of operations as follows:

(in millions)	December 31, 2025	December 31, 2024	December 31, 2023
Cost of revenue	$33	$31	$29
Research and development expenses	64	36	29
Total balance	$97	$67	$58
The Company has received government support in the form of investment grants, research and development subsidies, refundable credits, subsidized loans and miscellaneous receipts for employee support. Amounts receivable from the government but not yet received have been included in receivables, prepayments and other assets. Certain investment grants are subject to forfeiture in declining amounts over the life of the agreement if the Company does not maintain agreed upon conditions specified in the relevant grant agreements. The Company continues to comply with the government grant conditions mainly relating to qualifying property, plant and equipment and employment levels.